UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img332439ca1.jpg]

U.S. Government Securities Fund®

Investment portfolio

November 30, 2018

unaudited

Bonds, notes & other debt instruments 97.18% U.S. Treasury bonds & notes 70.03% U.S. Treasury 64.26%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2019	$40,000	$39,482
U.S. Treasury 1.50% 2019	73,000	72,845
U.S. Treasury 1.50% 2019	70,000	69,237
U.S. Treasury 1.625% 2019	114,800	114,484
U.S. Treasury 1.25% 2020	15,600	15,312
U.S. Treasury 1.375% 2020	36,000	35,305
U.S. Treasury 1.375% 2020	27,000	26,544
U.S. Treasury 1.375% 2020	26,548	25,841
U.S. Treasury 1.625% 2020	7,500	7,357
U.S. Treasury 1.75% 2020	56,150	55,049
U.S. Treasury 2.00% 2020	32,000	31,502
U.S. Treasury 2.25% 2020	70,000	69,523
U.S. Treasury 2.50% 2020	152,000	151,308
U.S. Treasury 2.75% 2020	42,500	42,457
U.S. Treasury 8.75% 2020	5,255	5,771
U.S. Treasury 1.125% 2021	—1	—1
U.S. Treasury 1.75% 2021	195,621	189,684
U.S. Treasury 2.00% 2021	145,000	141,540
U.S. Treasury 2.00% 2021	37,000	36,160
U.S. Treasury 2.00% 2021	31,550	30,875
U.S. Treasury 2.125% 2021	22,000	21,605
U.S. Treasury 2.25% 2021	169,300	166,854
U.S. Treasury 2.375% 2021	225,000	222,779
U.S. Treasury 2.625% 2021	22,000	21,896
U.S. Treasury 2.75% 2021	23,000	22,960
U.S. Treasury 2.875% 2021	31,600	31,646
U.S. Treasury 8.00% 2021	3,400	3,895
U.S. Treasury 1.625% 2022	121,000	115,801
U.S. Treasury 1.625% 2022	680	649
U.S. Treasury 1.75% 2022	371,500	358,197
U.S. Treasury 1.75% 2022	132,600	128,073
U.S. Treasury 1.75% 2022	47,000	45,339
U.S. Treasury 1.75% 2022	38,000	36,611
U.S. Treasury 1.75% 2022	25,000	24,169
U.S. Treasury 1.875% 2022	386,330	374,381
U.S. Treasury 1.875% 2022	152,000	146,940
U.S. Treasury 1.875% 2022	129,030	125,342
U.S. Treasury 1.875% 2022	89,000	86,382
U.S. Treasury 1.875% 2022	69,000	66,599
U.S. Treasury 1.875% 2022	38,000	36,858
U.S. Treasury 2.00% 2022	443,000	429,285
U.S. Treasury 2.00% 2022	95,280	92,271
U.S. Treasury 2.125% 20222	849,127	825,666
U.S. Treasury 1.375% 2023	44,000	41,106
U.S. Treasury 1.375% 2023	11,000	10,303
U.S. Treasury 1.50% 2023	57,820	54,703

U.S. Government Securities Fund — Page 1 of 11

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2023	$152,230	$144,339
U.S. Treasury 1.625% 2023	68,000	64,533
U.S. Treasury 2.125% 2023	157,874	152,428
U.S. Treasury 2.375% 2023	68,000	66,739
U.S. Treasury 2.50% 2023	309,740	305,348
U.S. Treasury 2.50% 2023	40,720	40,081
U.S. Treasury 2.625% 2023	131,950	130,769
U.S. Treasury 2.625% 2023	80,088	79,322
U.S. Treasury 2.75% 2023	332,760	331,409
U.S. Treasury 2.75% 2023	147,900	147,161
U.S. Treasury 2.75% 2023	115,600	115,095
U.S. Treasury 2.75% 2023	293	292
U.S. Treasury 2.875% 2023	455,300	455,778
U.S. Treasury 2.875% 2023	92,300	92,437
U.S. Treasury 2.875% 2023	13,000	13,011
U.S. Treasury 2.125% 2024	315,650	302,642
U.S. Treasury 2.25% 2024	106,700	103,516
U.S. Treasury 2.25% 2024	57,250	55,239
U.S. Treasury 2.50% 2024	96,000	94,147
U.S. Treasury 2.75% 2024	87,700	87,159
U.S. Treasury 2.125% 2025	22,000	20,975
U.S. Treasury 2.75% 2025	5,000	4,955
U.S. Treasury 2.875% 2025	118,500	118,204
U.S. Treasury 2.875% 2025	69,754	69,568
U.S. Treasury 2.875% 2025	20,000	19,957
U.S. Treasury 3.00% 2025	20,000	20,098
U.S. Treasury 3.00% 2025	10,000	10,051
U.S. Treasury 2.25% 2027	3,700	3,508
U.S. Treasury 2.375% 2027	41,000	39,197
U.S. Treasury 2.875% 2028	39,000	38,573
U.S. Treasury 6.25% 2030	5,250	6,875
U.S. Treasury 2.875% 2045	4,750	4,389
U.S. Treasury 3.00% 2045	7,300	6,910
U.S. Treasury 2.75% 20472	8,228	7,381
U.S. Treasury 2.75% 2047	7,250	6,497
U.S. Treasury 3.00% 2048	29,000	27,334
U.S. Treasury 3.00% 2048	19,601	18,473
U.S. Treasury 3.125% 2048	6,200	5,988
U.S. Treasury 3.375% 2048	4,228	4,287
		7,865,251
U.S. Treasury inflation-protected securities 5.77%
U.S. Treasury Inflation-Protected Security 0.125% 20223	71,713	69,637
U.S. Treasury Inflation-Protected Security 0.625% 20233	171,240	168,074
U.S. Treasury Inflation-Protected Security 0.25% 20253	26,708	25,518
U.S. Treasury Inflation-Protected Security 0.375% 20253	26,611	25,634
U.S. Treasury Inflation-Protected Security 2.125% 20413	3,170	3,719
U.S. Treasury Inflation-Protected Security 0.75% 20422,3	192,584	173,293
U.S. Treasury Inflation-Protected Security 0.625% 20433	23,606	20,521
U.S. Treasury Inflation-Protected Security 1.00% 20463	34,943	32,867

U.S. Government Securities Fund — Page 2 of 11

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.875% 20473	$71,527	$65,061
U.S. Treasury Inflation-Protected Security 1.00% 20482,3	161,920	122,197
		706,521
Total U.S. Treasury bonds & notes		8,571,772
Mortgage-backed obligations 25.24% Federal agency mortgage-backed obligations 25.24%
Fannie Mae 5.50% 20234	337	347
Fannie Mae 6.00% 20244	290	312
Fannie Mae 10.433% 20254	2	2
Fannie Mae 6.00% 20264	15	16
Fannie Mae 6.50% 20274	543	589
Fannie Mae 6.50% 20274	215	234
Fannie Mae 8.00% 20314	316	347
Fannie Mae 4.00% 20344,5	149,000	151,616
Fannie Mae 3.00% 20364	26,937	26,178
Fannie Mae 3.00% 20364	14,693	14,279
Fannie Mae 4.00% 20364	19,353	19,712
Fannie Mae 4.00% 20364	12,359	12,604
Fannie Mae 4.00% 20364	9,341	9,525
Fannie Mae 4.00% 20364	4,027	4,106
Fannie Mae 4.00% 20364	1,129	1,150
Fannie Mae 4.00% 20364	29	30
Fannie Mae 3.00% 20374	9,523	9,255
Fannie Mae 6.50% 20374	107	117
Fannie Mae 6.50% 20374	104	112
Fannie Mae 6.50% 20374	38	42
Fannie Mae 7.00% 20374	175	192
Fannie Mae 7.00% 20374	30	33
Fannie Mae 7.50% 20374	28	30
Fannie Mae 6.00% 20384	39	39
Fannie Mae 7.00% 20384	242	266
Fannie Mae 5.00% 20414	1,465	1,558
Fannie Mae 5.00% 20414	979	1,041
Fannie Mae 5.00% 20414	790	841
Fannie Mae 5.00% 20414	577	614
Fannie Mae 3.00% 20464	21,773	20,795
Fannie Mae 3.50% 20474	23,029	22,606
Fannie Mae 3.50% 20474	9,788	9,620
Fannie Mae 3.50% 20474	8,751	8,591
Fannie Mae 3.50% 20474	1,458	1,434
Fannie Mae 4.00% 20474	65,122	65,566
Fannie Mae 4.00% 20474	29,251	29,476
Fannie Mae 4.00% 20474	22,542	22,695
Fannie Mae 3.50% 20484,5	29,000	28,444
Fannie Mae 4.00% 20484,5	244,877	246,321
Fannie Mae 4.50% 20484	176,596	181,946
Fannie Mae 4.50% 20484	97,408	100,359
Fannie Mae 4.50% 20484	60,155	61,977
Fannie Mae 4.50% 20484,5	45,163	46,443
Fannie Mae 4.50% 20484	944	972
Fannie Mae 5.00% 20484	24,750	25,948
Fannie Mae 4.00% 20494,5	43,812	44,024

U.S. Government Securities Fund — Page 3 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 20494,5	$249,557	$255,965
Fannie Mae 4.50% 20494,5	30,656	31,483
Fannie Mae 3.50% 20574	21,050	20,565
Fannie Mae, Series 2001-4, Class NA, 9.101% 20254,6	6	6
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20314	207	216
Fannie Mae, Series 2001-20, Class E, 9.555% 20314,6	2	2
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.595% 20364,6	651	647
Fannie Mae, Series 1999-T2, Class A1, 7.50% 20394,6	205	220
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20224	3,774	3,731
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20224	3,468	3,459
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.316% 20234,6	3,366	3,381
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20244,6	6,525	6,592
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 20364	860	722
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20364	486	403
Freddie Mac 10.00% 20254	10	10
Freddie Mac 4.00% 20364	190	193
Freddie Mac 4.367% 20364,6	302	319
Freddie Mac 5.00% 20414	3,304	3,517
Freddie Mac 3.00% 20434	19,937	19,184
Freddie Mac 3.162% 20454,6	4,732	4,749
Freddie Mac 3.00% 20464	68,834	66,219
Freddie Mac 3.50% 20464	5,324	5,244
Freddie Mac 3.50% 20474	30,164	29,609
Freddie Mac 3.50% 20474	23,454	23,023
Freddie Mac 3.50% 20474	22,737	22,319
Freddie Mac 3.50% 20474	14,362	14,104
Freddie Mac 3.50% 20474	5,318	5,221
Freddie Mac 3.00% 20484,5	12,300	11,723
Freddie Mac 3.50% 20484	20,001	19,652
Freddie Mac 4.00% 20484,5	108,635	109,286
Freddie Mac 4.50% 20484,5	104,377	107,357
Freddie Mac, Series 2289, Class NB, 9.00% 20224,6	4	4
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.707% 20234,6	5	5
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 2.557% 20364,6	1,182	1,190
Freddie Mac, Series KGRP, Class A, Multi Family, (1-month USD-LIBOR + 0.38%) 2.687% 20204,6	579	579
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 20204	633	632
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 20204	132	132
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20224	1,441	1,434
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20234	3,185	3,114
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20234	1,200	1,204
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20274,6	20,965	20,510
Freddie Mac, Series 3156, Class PO, principal only, 0% 20364	996	839
Freddie Mac, Series 3146, Class PO, principal only, 0% 20364	424	353
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	368	325
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20564	38,513	37,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20564,6	35,076	34,064
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20564	36,598	35,238
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 20574,6	9,217	8,827
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20574	123,518	119,892
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20574	7,164	6,957
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20574	3,174	3,073
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 20284	23,675	23,470
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 20284,6	158,198	156,475
Government National Mortgage Assn. 10.00% 20194	1	1

U.S. Government Securities Fund — Page 4 of 11

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 10.00% 20214	$10	$11
Government National Mortgage Assn. 6.50% 20294	294	318
Government National Mortgage Assn. 6.50% 20324	532	578
Government National Mortgage Assn. 6.50% 20374	228	253
Government National Mortgage Assn. 5.50% 20384	239	256
Government National Mortgage Assn. 5.50% 20384	29	30
Government National Mortgage Assn. 6.00% 20384	346	372
Government National Mortgage Assn. 6.50% 20384	244	253
Government National Mortgage Assn. 6.50% 20384	201	209
Government National Mortgage Assn. 6.50% 20384	131	145
Government National Mortgage Assn. 6.50% 20384	47	53
Government National Mortgage Assn. 4.00% 20394	467	474
Government National Mortgage Assn. 4.00% 20394	48	49
Government National Mortgage Assn. 5.00% 20394	936	996
Government National Mortgage Assn. 6.00% 20394	1,877	2,038
Government National Mortgage Assn. 6.50% 20394	662	725
Government National Mortgage Assn. 4.50% 20404	787	823
Government National Mortgage Assn. 5.00% 20404	149	155
Government National Mortgage Assn. 5.00% 20404	120	125
Government National Mortgage Assn. 5.50% 20404	2,944	3,126
Government National Mortgage Assn. 3.50% 20414	695	678
Government National Mortgage Assn. 4.00% 20414	225	222
Government National Mortgage Assn. 4.50% 20414	10,434	10,806
Government National Mortgage Assn. 5.00% 20414	5,390	5,633
Government National Mortgage Assn. 5.00% 20414	90	95
Government National Mortgage Assn. 5.50% 20414	291	298
Government National Mortgage Assn. 5.50% 20414	224	229
Government National Mortgage Assn. 5.50% 20414	73	75
Government National Mortgage Assn. 6.50% 20414	1,089	1,191
Government National Mortgage Assn. 3.50% 20424	526	520
Government National Mortgage Assn. 4.00% 20424	2,716	2,727
Government National Mortgage Assn. 4.00% 20424	1,483	1,489
Government National Mortgage Assn. 3.50% 20434	3,256	3,221
Government National Mortgage Assn. 3.00% 20484	10,802	10,409
Government National Mortgage Assn. 3.50% 20484,5	100,000	98,869
Government National Mortgage Assn. 4.00% 20484,5	78,592	79,571
Government National Mortgage Assn. 4.00% 20484	71,900	72,881
Government National Mortgage Assn. 4.50% 20484,5	179,725	185,396
Government National Mortgage Assn. 4.00% 20494,5	67,408	68,164
Government National Mortgage Assn. 5.00% 20494,5	88,458	92,164
Government National Mortgage Assn. 5.00% 20494,5	12,542	13,050
Government National Mortgage Assn. 6.191% 20584	511	537
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 20334	735	758
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.408% 20604,6	10,396	10,485
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.536% 20614,6	7,280	75
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.679% 20624,6	12,700	117
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.715% 20204,6	458	459
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.768% 20204,6	280	281
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20284	10,165	10,007
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 20324	6,375	6,495

U.S. Government Securities Fund — Page 5 of 11

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20334	$3,471	$3,489
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20354	1,663	1,679
Total mortgage-backed obligations		3,090,229
Federal agency bonds & notes 1.91%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20264	1,362	1,335
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20264	1,304	1,276
Fannie Mae 7.125% 2030	3,000	4,051
Federal Home Loan Bank 3.375% 2023	14,160	14,403
Federal Home Loan Bank 3.25% 2028	50,000	49,835
Federal Home Loan Bank 5.50% 2036	700	877
Private Export Funding Corp. 1.45% 2019	5,250	5,201
Private Export Funding Corp. 2.25% 2020	10,000	9,940
Private Export Funding Corp. 3.55% 2024	11,150	11,424
Small Business Administration, Series 2001-20K, 5.34% 20214	104	105
Small Business Administration, Series 2001-20J, 5.76% 20214	26	27
Small Business Administration, Series 2001-20F, 6.44% 20214	151	155
Small Business Administration, Series 2003-20B, 4.84% 20234	468	478
Tennessee Valley Authority 4.65% 2035	3,930	4,388
Tennessee Valley Authority 5.88% 2036	2,750	3,475
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,671
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,859
TVA Southaven 3.846% 20334	2,324	2,307
United States Agency for International Development, Iraq (State of), 2.149% 2022	13,330	12,973
United States Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,553
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,372
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,135
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	5,938
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,468
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,722
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,878
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	19,677
United States Agency for International Development, Ukraine 1.471% 2021	11,770	11,276
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 20294	1,765	1,779
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 20324	1,680	1,704
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 20324	1,324	1,354
		233,636
Total bonds, notes & other debt instruments (cost: $12,089,397,000)		11,895,637
Short-term securities 12.12%
Colgate-Palmolive Co. 2.23% due 12/3/20187	27,300	27,295
Fannie Mae 2.23% due 1/2/2019	30,000	29,943
Federal Home Loan Bank 2.20%–2.37% due 12/7/2018–2/25/2019	1,159,500	1,155,520
Freddie Mac 2.27% due 1/18/2019	100,000	99,705

U.S. Government Securities Fund — Page 6 of 11

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Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 2.22%–2.29% due 1/3/2019–1/31/2019	$149,400	$148,967
Wal-Mart Stores, Inc. 2.32% due 12/3/20187	21,900	21,896
Total short-term securities (cost: $1,483,173,000)		1,483,326
Total investment securities 109.30% (cost: $13,572,570,000)		13,378,963
Other assets less liabilities (9.30)%		(1,138,337)
Net assets 100.00%		$12,240,626

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 11/30/20189 (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
30 Day Federal Funds Futures	Long	148	January 2019	$61,672	$60,195	$(19)
30 Day Federal Funds Futures	Short	144	July 2019	(60,005)	(58,442)	—1
90 Day Euro Dollar Futures	Short	2,120	December 2018	(530,000)	(515,173)	197
90 Day Euro Dollar Futures	Short	450	March 2019	(112,500)	(109,299)	(9)
90 Day Euro Dollar Futures	Short	4,120	June 2019	(1,030,000)	(999,976)	(87)
90 Day Euro Dollar Futures	Long	2,570	December 2019	642,500	623,064	1,315
90 Day Euro Dollar Futures	Long	3,304	December 2021	826,000	801,426	282
2 Year U.S. Treasury Note Futures	Long	11,484	April 2019	2,296,800	2,422,945	828
5 Year U.S. Treasury Note Futures	Long	42,357	April 2019	4,235,700	4,784,687	9,676
10 Year U.S. Treasury Note Futures	Long	8,030	March 2019	803,000	959,209	2,051
10 Year Ultra U.S. Treasury Note Futures	Short	578	March 2019	(57,800)	(73,117)	(291)
20 Year U.S. Treasury Bond Futures	Short	615	March 2019	(61,500)	(86,042)	(366)
30 Year Ultra U.S. Treasury Bond Futures	Short	683	March 2019	(68,300)	(104,094)	(172)
						$13,405

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
1.37%	U.S. EFFR	6/14/2019	$190,000	$(1,023)	$—	$(1,023)
1.362%	U.S. EFFR	6/21/2019	190,000	(1,079)	—	(1,079)
3-month USD-LIBOR	1.5445%	6/28/2019	190,000	1,361	—	1,361
1.351%	U.S. EFFR	6/28/2019	190,000	(1,138)	—	(1,138)
3-month USD-LIBOR	1.59851%	8/7/2019	205,000	1,703	—	1,703
2.782%	U.S. EFFR	9/18/2019	3,310,666	647	—	647
1.997%	U.S. EFFR	2/13/2020	231,000	(1,501)	—	(1,501)
1.989%	U.S. EFFR	2/13/2020	231,000	(1,522)	—	(1,522)
3-month USD-LIBOR	2.761%	4/27/2020	350,000	834	—	834
3-month USD-LIBOR	2.8025%	8/15/2020	389,465	1,050	—	1,050
3-month USD-LIBOR	2.806%	8/29/2020	138,800	399	—	399
2.5215%	U.S. EFFR	8/29/2020	392,780	(692)	—	(692)
2.5045%	U.S. EFFR	8/29/2020	536,220	(1,101)	—	(1,101)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	11,907	—	11,907
3-month USD-LIBOR	1.225%	9/22/2021	250,000	11,853	—	11,853
3-month USD-LIBOR	1.196%	9/27/2021	90,000	4,354	—	4,354

U.S. Government Securities Fund — Page 7 of 11

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
3-month USD-LIBOR	2.01215%	2/2/2022	$350,000	$10,304	$—	$10,304
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	4,500	—	4,500
2.5775%	U.S. EFFR	7/16/2022	694,646	(541)	—	(541)
3-month USD-LIBOR	1.948%	7/28/2022	360,000	12,805	—	12,805
2.80%	3-month USD-LIBOR	9/2/2022	560,000	(1,964)	—	(1,964)
2.75%	3-month USD-LIBOR	9/2/2022	560,000	(2,482)	—	(2,482)
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(6,567)	—	(6,567)
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	(2,442)	—	(2,442)
2.2025%	3-month USD-LIBOR	12/4/2022	71,000	(2,094)	—	(2,094)
2.7435%	3-month USD-LIBOR	2/16/2023	155,000	(1,439)	—	(1,439)
3-month USD-LIBOR	2.8655%	4/23/2023	200,000	868	—	868
2.5815%	U.S. EFFR	5/25/2023	307,000	(722)	—	(722)
3-month USD-LIBOR	3.09009%	10/31/2023	175,945	(951)	—	(951)
3-month USD-LIBOR	3.0965%	10/31/2023	174,935	(997)	—	(997)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	7,846	—	7,846
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	3,761	—	3,761
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	1,849	—	1,849
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	8,454	—	8,454
3-month USD-LIBOR	2.12813%	10/3/2024	225,000	10,355	—	10,355
3-month USD-LIBOR	2.588%	1/26/2025	58,100	1,307	—	1,307
2.905%	3-month USD-LIBOR	6/21/2025	146,860	(763)	—	(763)
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	3,641	—	3,641
3-month USD-LIBOR	2.24%	12/5/2026	179,000	9,986	—	9,986
3-month USD-LIBOR	2.27%	12/5/2026	146,000	7,831	—	7,831
2.579%	3-month USD-LIBOR	3/14/2027	159,000	(5,188)	—	(5,188)
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(6,620)	—	(6,620)
2.925%	3-month USD-LIBOR	2/1/2028	48,600	(346)	—	(346)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	(470)	—	(470)
2.908%	3-month USD-LIBOR	2/1/2028	60,700	(475)	—	(475)
2.92%	3-month USD-LIBOR	2/2/2028	45,900	(336)	—	(336)
U.S. EFFR	2.5065%	3/22/2028	48,300	777	—	777
U.S. EFFR	2.535%	3/23/2028	37,200	511	—	511
U.S. EFFR	2.471%	3/27/2028	45,200	861	—	861
U.S. EFFR	2.4575%	3/29/2028	53,479	1,079	—	1,079
U.S. EFFR	2.424%	3/30/2028	45,250	1,039	—	1,039
U.S. EFFR	2.412%	4/5/2028	20,571	494	—	494
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	1,481	—	1,481
3-month USD-LIBOR	3.005%	9/2/2030	124,000	1,134	—	1,134
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	800	—	800
3-month USD-LIBOR	2.963%	2/1/2038	36,300	798	—	798
3-month USD-LIBOR	2.986%	2/1/2038	29,200	597	—	597
3-month USD-LIBOR	2.967%	2/2/2038	28,200	613	—	613
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(209)	—	(209)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(421)	—	(421)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	3,194	—	3,194
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	1,397	—	1,397
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	5,173	—	5,173
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	2,099	—	2,099
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	2,389	—	2,389
U.S. EFFR	2.166%	10/23/2047	35,000	4,345	—	4,345
U.S. EFFR	2.172%	11/8/2047	15,000	1,846	—	1,846
U.S. EFFR	2.145%	11/9/2047	47,500	6,101	—	6,101
U.S. EFFR	2.153%	11/10/2047	47,500	6,025	—	6,025

U.S. Government Securities Fund — Page 8 of 11

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2018 (000)
U.S. EFFR	2.155%	11/10/2047	$26,680	$3,374	$—	$3,374
U.S. EFFR	2.17%	11/13/2047	48,320	5,967	—	5,967
U.S. EFFR	2.5635%	2/12/2048	81,502	3,652	—	3,652
U.S. EFFR	2.4615%	3/15/2048	5,000	326	—	326
U.S. EFFR	2.485%	3/15/2048	5,000	303	—	303
2.98%	3-month USD-LIBOR	3/15/2048	5,000	(169)	—	(169)
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	(186)	—	(186)
U.S. EFFR	2.425%	3/16/2048	10,000	725	—	725
2.917%	3-month USD-LIBOR	3/16/2048	10,000	(463)	—	(463)
U.S. EFFR	2.51375%	3/22/2048	18,400	1,008	—	1,008
U.S. EFFR	2.505%	3/22/2048	16,600	938	—	938
U.S. EFFR	2.625%	5/25/2048	69,000	2,248	—	2,248
U.S. EFFR	2.445%	6/4/2048	25,700	1,769	—	1,769
U.S. EFFR	2.52%	8/24/2048	16,800	910	—	910
3.236%	3-month USD-LIBOR	10/31/2048	40,445	741	—	741
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	681	—	681
					$—	$139,109

1	Amount less than one thousand.
2	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $119,099,000, which represented .97% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Purchased on a TBA basis.
6	Coupon rate may change periodically.
7	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,191,000, which represented .40% of the net assets of the fund.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

U.S. Government Securities Fund — Page 9 of 11

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $10,741,962,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $29,346,239,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may

U.S. Government Securities Fund — Page 10 of 11

unaudited

transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,571,772	$—	$8,571,772
Mortgage-backed obligations	—	3,090,229	—	3,090,229
Federal agency bonds & notes	—	233,636	—	233,636
Short-term securities	—	1,483,326	—	1,483,326
Total	$—	$13,378,963	$—	$13,378,963

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,349	$—	$—	$14,349
Unrealized appreciation on interest rate swaps	—	183,010	—	183,010
Liabilities:
Unrealized depreciation on futures contracts	(944)	—	—	(944)
Unrealized depreciation on interest rate swaps	—	(43,901)	—	(43,901)
Total	$13,405	$139,109	$—	$152,514

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-022-0119O-S66099	U.S. Government Securities Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2019